Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 3 – Fair value measurements
The Company accounts for recurring and
non-recurring
fair value measurements in accordance with ASC 820,
Fair Value Measurements
(“ASC 820”). ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value, and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:
Level 1 – Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.
Level 2 – Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.
Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.
The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires significant judgments to be made by the Company.
The Company believes that the fair values of its current assets and current liabilities (cash, accounts receivable, accounts payable, and other current liabilities) approximate their reported carrying amounts.
The Company estimates the fair value of contingent purchase consideration based on the present value of the consideration expected to be paid during the remainder of the earn-out
period, based on management’s assessment of the acquired operations’ forecasted earnings. This fair value measure is based on significant inputs not observed in the market and thus represents a Level 3 measurement. The fair value of future expected acquisition-related contingent purchase consideration obligations was $1.0 million and $0.9 million at September 30, 2021 and December 31, 2020, respectively.
The significant unobservable inputs used in the fair value measurements of the Company’s contingent purchase consideration include its measures of the future profitability and related cash flows of the acquired business or assets, impacted by appropriate discount rates. Significant increases (decreases) in any of these individual inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumptions used for the discount rates is indirectly proportional to the fair value of contingent purchase consideration and a change in the assumptions used for the future cash flows is directly proportional to the fair value of contingent purchase consideration. The Company, using additional information as it becomes available, reassesses the fair value of the contingent purchase consideration on a quarterly basis.
The Company has determined that the 6,350,000 warrants to purchase Common Stock (the “Private Warrants”) issued in connection with the consummation of the Business Combination in December 2019 should be accounted for as liabilities in accordance with ASC
815-40,
Derivatives and Hedging — Contracts in Entity’s Own Equity
. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of private warrants in the Condensed Consolidated Statement of Comprehensive Loss. The fair value of the Private Warrants was $2.2 million as of September 30, 2021.
To estimate the fair value of the Private Warrants as of December 31, 2020 and September 30, 2021, the Company used a Black Scholes closed form model, which is a Level 3 fair value measurement. Significant inputs used in the Black Scholes model for the Private Warrants were as follows:

December 31, 2020 & September 30, 2021
Expected volatility	16.00%
Expected term (in years)	3.97
Risk free interest rate	1.74%
Dividend yield	0.00%
Exercise Price	$11.50
Fair value of Common Stock	$8.05
The Company’s use of a Black Scholes model required the use of the following inputs, including assumptions:

•
Expected volatility – as of the valuation date, the Public Warrants (as defined in Note 7) and the Common Stock were traded and their market prices were used to infer the expected annual volatility of the Common Stock. The expected volatility is used to value the Private Warrants.

•
Expected term – the expected term is based on the exercise period, which began 30 days after the consummation of the Business Combination in December 2019 and ends on December 19, 2024 (which is five years after the completion of the Business Combination).

•	Risk-free interest rate – the risk-free interest rate is based on the U.S. Treasury Bill yields for the period commensurate with the time to exercise the Private Warrants.

•	Dividend yield – the Company does not pay dividends and has no plans to do so. As a result, the expected dividend yield is zero.

•	Exercise price – the exercise price is contractually set at $11.50.

•	Fair value of stock – the stock price is the quoted market price as of the valuation date.
The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the periods ended September 30, 2021 and December 31, 2020 (in thousands):

Balance at December 31, 2019	$822
Change in fair value of contingent consideration	98

Balance at December 31, 2020	920
Private warrants	3,810
Change in fair value of Private Warrants	(1,651)
Change in fair value of contingent consideration	49

Balance at September 30, 2021	$3,128

Management estimates that the carrying amount of the Company’s long-term debt approximates its fair value because the interest rates on these instruments are subject to changes in market interest rates or are consistent with prevailing interest rates.

Note 3 – Fair value measurements
The Company accounts for recurring and
non-recurring
fair value measurements in accordance with ASC 820,
Fair Value Measurements
. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC 820 hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value, and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:
Level 1 – Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.
Level 2 – Fair value is determined by using inputs other than Level 1 quoted prices that are directly or indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models, such as interest rates and yield curves that can be corroborated by observable market data.
Level 3 – Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity – e.g., determining an appropriate adjustment to a discount factor for illiquidity associated with a given security.
The Company evaluates financial assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them each reporting period. This determination requires significant judgments to be made by the Company.
The Company believes that the fair values of its current assets and current liabilities (cash, accounts receivable, accounts payable, and other current liabilities) approximate their reported carrying amounts. The Company believes that the interest rates on its debt are current market rates.
The Company estimates the fair value of contingent purchase consideration based on the present value of the consideration expected to be paid during the remainder of the earn-out
period, based on management’s assessment of the acquired operations’ forecasted earnings. This fair value measure is based on significant inputs not observed in the market and thus represents a Level 3 measurement. During 2019, the Company acquired three companies for total consideration of $5.5 million, of which $2.0 million was in cash, $1.5 million was in deferred payments, $1.2 million was in stock and contingent consideration of $1.0 million, which was recorded at its estimated fair value of $0.8 million related to future earnouts. The fair value of future expected acquisition-related contingent consideration obligations was $0.9 million and $0.8 million at December 31, 2020 and 2019, respectively.
The significant unobservable inputs used in the fair value measurements of the Company’s contingent purchase consideration include its measures of the future profitability and related cash flows of the acquired business or assets, impacted by appropriate discount rates. Significant increases (decreases) in any of these individual inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumptions used for the discount rates is indirectly proportional to the fair value of contingent purchase consideration and a change in the assumptions used for the future cash flows is directly proportional to the fair value of contingent purchase consideration. The Company, using additional information as it becomes available, reassesses the fair value of the contingent purchase consideration on an annual basis.
Any change in the fair value of contingent consideration liability results in a remeasurement gain or loss that is recorded as income or expense on the Consolidated Statements of Comprehensive Loss.

The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019 (in thousands):

Balance at December 31, 2018	$—
Additions (payments) to contingent consideration	774
Change in fair value of contingent consideration	48

Balance at December 31, 2019	822
Additions (payments) to contingent consideration	—
Change in fair value of contingent consideration	98

Balance at December 31, 2020	$920

Management estimates the carrying amount of the Company’s long-term debt approximates its fair value because the interest rates on these instruments are subject to changes in market interest rates or are consistent with prevailing interest rates.